Share-Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2015
Expected dividends yield	0.00%
Expected term	6 years 3 months
Maximum [Member]
Expected volatility	78.53%
Risk-free interest rate (per annum)	1.40%
Estimated fair value of underlying ordinary shares (in dollars per share)	0.78
Minimum [Member]
Expected volatility	76.23%
Risk-free interest rate (per annum)	1.38%
Estimated fair value of underlying ordinary shares (in dollars per share)	0.34